UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06096

The Torray Fund
 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
 (Address of principal executive offices) (Zip code)

William M. Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
(Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

The Torray Fund

Schedule of Investments

As of September 30, 2016 (unaudited)

Shares		Description	Market Value
	COMMON STOCKS - 82.0%
	20.4%	INFORMATION TECHNOLOGY
465,300		Cisco Systems, Inc.	$14,759,316
87,650		International Business Machines Corp.	13,923,202
366,400		Intel Corp.	13,831,600
538,700		Hewlett Packard Enterprise Co.	12,255,425
162,500		VMware, Inc. - Class A *	11,919,375
475,900		Western Union Co.	9,908,238
569,400		HP, Inc.	8,842,782
			85,439,938
	18.0%	FINANCIALS
920,500		Bank of America Corp.	14,405,825
314,300		Loews Corp.	12,933,445
200,250		American Express Co.	12,824,010
183,618		Marsh & McLennan Cos., Inc.	12,348,310
92,950		Chubb Ltd.	11,679,168
253,400		Wells Fargo & Co.	11,220,552
			75,411,310
	15.9%	INDUSTRIALS
527,097		General Electric Co.	15,612,613
82,100		General Dynamics Corp.	12,738,636
98,900		Stanley Black & Decker, Inc.	12,162,722
166,350		Eaton Corp. plc	10,930,859
296,500		Chicago Bridge & Iron Co. NV	8,310,895
131,600		Republic Services, Inc.	6,639,220
			66,394,945
	8.2%	HEALTH CARE
108,924		Johnson & Johnson	12,867,192
49,350		Becton Dickinson & Co.	8,869,676
53,500		UnitedHealth Group Inc.	7,490,000
41,100		Anthem, Inc.	5,150,241
			34,377,109
	6.8%	CONSUMER DISCRETIONARY
191,300		Tupperware Brands Corp.	12,505,281
716,550		Gannett Co., Inc.	8,340,642
343,900		TEGNA, Inc.	7,517,654
			28,363,577

	6.5%	ENERGY
872,900		Boardwalk Pipeline Partners LP	14,978,964
351,020		BP plc - ADR	12,341,863
			27,320,827
	4.0%	TELECOMMUNICATIONS
407,372		AT&T Inc.	16,543,377

	2.2%	MATERIALS
176,200		Dow Chemical Co.	9,132,446
	TOTAL COMMON STOCKS
		(cost $249,440,491)	342,983,529

	SHORT-TERM INVESTMENT - 18.0%
		Fidelity Institutional Government Portfolio, Institutional Class, 0.26%^
75,274,414		(cost $75,274,414)	75,274,414

		TOTAL INVESTMENTS - 100.0%
		(cost $324,714,905)	418,257,943
		OTHER ASSETS AND LIABILITIES, NET - 0.0%	95,664
		TOTAL NET ASSETS - 100.0%	$418,353,607

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of September 30, 2016.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$342,983,529	$-	$-	$342,983,529
Short-Term Investment	75,274,414	-	-	75,274,414
Total Investments in Securities	$418,257,943	$-	$-	$418,257,943

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2016, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Torray Fund

Cost of investments	$324,714,905

Gross unrealized appreciation	101,881,935
Gross unrealized depreciation	(8,338,897)
Net unrealized appreciation	$93,543,038

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Torray Fund

By (Signature and Title)  /s/ Robert E. Torray
Robert E. Torray, President

Date  November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert E. Torray
 Robert E. Torray, President

Date  November 21, 2016

By (Signature and Title)*  /s/ William M. Lane
William M. Lane, Treasurer

Date  November 21, 2016